Business segment information (Tables)	12 Months Ended
Dec. 31, 2024
Business segment information
Segment revenue reconciles to statutory revenues from continuing operations

	2024	2023	2022
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,305	2,214	2,113
Sports Medicine & ENT	1,824	1,729	1,590
Advanced Wound Management	1,681	1,606	1,512
Revenue from external customers	5,810	5,549	5,215

Disaggregation of revenue

	2024	2023	2022
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	947	940	899
Hip Implants	619	599	584
Other Reconstruction	131	111	87
Trauma & Extremities	608	564	543
Orthopaedics	2,305	2,214	2,113
Sports Medicine Joint Repair	982	945	870
Arthroscopic Enabling Technologies	632	588	567
ENT (Ear, Nose and Throat)	210	196	153
Sports Medicine & ENT	1,824	1,729	1,590
Advanced Wound Care	735	725	712
Advanced Wound Bioactives	581	553	520
Advanced Wound Devices	365	328	280
Advanced Wound Management	1,681	1,606	1,512
Consolidated revenue from continuing operations	5,810	5,549	5,215

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management business unit are sold to wholesalers and intermediaries, while products in the other business units are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives products, which are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2024			2023			2022
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	3,366	763	4,129	3,184	759	3,943	2,949	754	3,703
Advanced Wound Management	1,464	217	1,681	1,406	200	1,606	1,319	193	1,512
Total	4,830	980	5,810	4,590	959	5,549	4,268	947	5,215

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2024	2023	2022
	$ million	$ million	$ million
Segment profit
Orthopaedics	265	251	383
Sports Medicine & ENT	437	394	472
Advanced Wound Management	399	372	436
Segment trading profit	1,101	1,017	1,291
Corporate costs[1]	(52)	(47)	(390)
Acquisition and disposal-related items[2]	(94)	(60)	(4)
Restructuring and rationalisation expenses	(123)	(220)	(167)
Amortisation and impairment of acquisition intangibles[2]	(187)	(207)	(205)
Legal and other[2]	12	(58)	(75)
Operating profit	657	425	450
Interest income	24	34	14
Interest expense	(145)	(132)	(80)
Other finance costs	(28)	(7)	(8)
Share of results of associates	(10)	(30)	(141)
Profit before taxation	498	290	235

1	In 2024 and 2023, corporate costs include centralised infrastructure costs such as compliance and group functions. In 2022, corporate costs include global business services, IT, HR, finance, legal and centralised infrastructure costs such as compliance and group functions.
2	During 2024, the Group announced its intention to close the Warwick manufacturing site that manufactures Birmingham Hip Resurfacing (BHR) products. As a result, a total of $68m of BHR assets and liabilities were written off, which mainly includes goodwill of $63m (included in acquisition and disposal-related items). During 2023, management evaluated the commercial viability of Engage products and concluded that they should be discontinued. A total of $109m of Engage’s assets and liabilities were written off as a result of this action, which includes goodwill of $84m (included in acquisition and disposal-related items), intangible assets of $37m (included in amortisation and impairment of acquisition intangibles), inventory of $21m (included in legal and other), partially offset by remeasurement of contingent consideration of $33m (included in acquisition and disposal-related items).

Schedule of depreciation and amortisation included in segment profit

Depreciation and amortisation included in the segment profit is presented below:

	2024	2023	2022
	$ million	$ million	$ million
Depreciation and amortisation
Orthopaedics	213	194	191
Sports Medicine & ENT	98	97	82
Advanced Wound Management	62	56	41
1	2024 and 2023 include an allocation of corporate costs related to depreciation and amortisation that were previously excluded from segment trading profit. 2022 excludes an allocation of corporate costs related to depreciation and amortisation the cost and effort to develop such corresponding information would be excessive.

Assets and liabilities by geographic location

	2024	2023	2022
	$ million	$ million	$ million
United Kingdom	465	525	487
United States of America	3,517	3,692	3,918
Other	1,538	1,397	1,387
Total non-current assets of the consolidated Group[1]	5,520	5,614	5,792

1	Non-current assets exclude retirement benefit assets and deferred tax assets.